Summary of Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2024
Description Of Business And Summary Of Significant Accounting Policies [Abstract]
Summary of Adjustment of Derivative Financial Liability	The below table reflects the impact of the adjustment on key statement of profit and loss and other comprehensive income and statement of financial position line items. We will reflect these adjustments in the comparatives included in the 31 December 2024 condensed consolidated interim financial statements at the time such financial statements are issued.

	As previously reported - December 31, 2023	Adjustment	As adjusted
Fair value loss on derivatives - investor options	-	5,499,738	5,499,738
Loss before tax	101,223,489	5,499,738	106,723,227
Derivative financial liabilities – investor options	-	(8,662,603)	(8,662,603)
Contributed equity	374,320,334	(3,162,865)	371,157,469
Accumulated losses	(455,647,868)	(5,499,738)	(461,147,606)
Total equity	(46,913,724)	(8,662,603)	(55,576,327)
Basic and diluted loss per share (cents)	(16.23)	(0.95)	(17.18)